Schedule of other receivables (Details) - Forekast limited [member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deposits	$ 11,856	$ 11,549
Prepayments	75,203	72,412
Other receivables	$ 87,059	$ 83,961